SHARE-BASED PAYMENTS - Share option plan (Details) - Share options shares in Millions	12 Months Ended
Dec. 31, 2017 shares
Share-based payment transaction
Ratio of options granted exercisable each year	33.33
Commencement period for exercise of options	1 year
Number of common shares available for grant of options	12.5
Maximum
Share-based payment transaction
Aggregate number of shares reserved for issuance	31.2
The aggregate percentage of common shares reserved for issuance under the plan	10.00
On or after February 16, 2011 | Maximum
Share-based payment transaction
Term of share options	7 years